Financial Assets at Fair Value Through Other Comprehensive Income - (FVTOCI) (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Investments in equity instruments at FVTOCI	$620,831	$12,933,733	$394,441
Investments in debt instruments at FVTOCI	1,042,906	1,025,760	31,283

	$1,663,737	$13,959,493	$425,724

Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income
a.	Investments in equity instruments at FVTOCI

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Unquoted ordinary shares	$607,528	$12,846,151	$391,770
Taiwan Innovation Board (TIB) quoted ordinary shares	-	72,774	2,219
Unquoted preferred shares	13,303	14,808	452

	$620,831	$12,933,733	$394,441

Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income
b.	Investments in debt instruments at FVTOCI

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Unsecured cumulative subordinate corporate bonds	$1,042,906	$1,025,760	$31,283